12 Months Ended
Oct. 01, 2014
T. Rowe Price Inflation Focused Bond Fund

Supplement to Prospectus Dated October 1, 2014

To reflect a change to the fund’s fee structure from an all-inclusive management fee to a two-part management fee (consisting of a group fee rate and an individual fund fee rate) with operating expenses borne by the fund, and the inclusion of an expense limitation waiver, the fee table and expense example on page 1 are revised as follows effective September 1, 2015:

Fees and Expenses of the Fund

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	NONE
Maximum deferred sales charge (load)	NONE
Redemption fee	NONE
Maximum account fee	$20[a]
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.34%[b]
Distribution and service (12b-1) fees	0.00%
Other expenses	0.17%[b]
Total annual fund operating expenses	0.51%[b]
Fee waiver/expense reimbursement	(0.01)%[b,c]
Total annual fund operating expenses after fee waiver/expense reimbursement	0.50%[b],c

a Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

b Restated to reflect a change in the fund’s fee structure.

c T. Rowe Price Associates, Inc. has agreed (through September 30, 2017) to waive its fees and/or bear any expenses (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses and acquired fund fees) that would cause the fund’s ratio of expenses to average daily net assets to exceed 0.50%. Termination of the agreement would require approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the fund’s expense ratio is below 0.50%. However, no reimbursement will be made more than three years after the waiver or payment, or if it would result in the expense ratio exceeding 0.50% (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses and acquired fund fees).

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the expense limitation currently in place is not renewed. The figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$51	$161	$283	$638